07.31 Fidelity International Real Estate Fund AMCI PRO-06 | Fidelity® International Real Estate Fund
Fund Summary Fund/Class: Fidelity® International Real Estate Fund/Fidelity Advisor® International Real Estate Fund A, M, C, I
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCI PRO-06 - Fidelity® International Real Estate Fund	Fidelity International Real Estate Fund-Class A		Fidelity International Real Estate Fund-Class M		Fidelity International Real Estate Fund-Class C		Fidelity International Real Estate Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%		1.50%		1.50%		1.50%
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCI PRO-06 - Fidelity® International Real Estate Fund	Fidelity International Real Estate Fund-Class A	Fidelity International Real Estate Fund-Class M	Fidelity International Real Estate Fund-Class C	Fidelity International Real Estate Fund - Class I
Management fee	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	none
Other expenses	0.40%	0.45%	0.39%	0.25%
Total annual operating expenses	1.35%	1.65%	2.09%	0.95%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCI PRO-06 - Fidelity® International Real Estate Fund - USD ($)	Fidelity International Real Estate Fund-Class A	Fidelity International Real Estate Fund-Class M	Fidelity International Real Estate Fund-Class C	Fidelity International Real Estate Fund - Class I
1 year	$ 705	$ 512	$ 312	$ 97
3 years	978	852	655	303
5 years	1,272	1,216	1,124	525
10 years	$ 2,105	$ 2,236	$ 2,421	$ 1,166

Hold Shares
Expense Example, No Redemption {- Fidelity® International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCI PRO-06 - Fidelity® International Real Estate Fund - USD ($)	Fidelity International Real Estate Fund-Class A	Fidelity International Real Estate Fund-Class M	Fidelity International Real Estate Fund-Class C	Fidelity International Real Estate Fund - Class I
1 Year	$ 705	$ 512	$ 212	$ 97
3 Years	978	852	655	303
5 Years	1,272	1,216	1,124	525
10 Years	$ 2,105	$ 2,236	$ 2,421	$ 1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in non-U.S. securities.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	35.25%	June 30, 2009
Lowest Quarter Return	-24.43%	December 31, 2008
Year-to-Date Return	14.71%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCI PRO-06 - Fidelity® International Real Estate Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity International Real Estate Fund-Class A				Apr. 04, 2007
Fidelity International Real Estate Fund-Class A | Return Before Taxes	(7.47%)	9.55%	(2.11%)
Fidelity International Real Estate Fund-Class A | After Taxes on Distributions	(8.70%)	8.01%	(3.59%)	Apr. 04, 2007
Fidelity International Real Estate Fund-Class A | After Taxes on Distributions and Sales	(3.93%)	7.03%	(1.99%)	Apr. 04, 2007
Fidelity International Real Estate Fund-Class M				Apr. 04, 2007
Fidelity International Real Estate Fund-Class M | Return Before Taxes	(5.62%)	9.75%	(2.15%)
Fidelity International Real Estate Fund-Class C				Apr. 04, 2007
Fidelity International Real Estate Fund-Class C | Return Before Taxes	(3.47%)	10.03%	(2.25%)
Fidelity International Real Estate Fund - Class I				Apr. 04, 2007
Fidelity International Real Estate Fund - Class I | Return Before Taxes	(1.47%)	11.20%	(1.24%)
MSCI EAFE Index(reflects no deduction for fees or expenses)	1.21%	6.69%	0.33%
FTSE® EPRA℠/NAREIT® Developed ex North America Index(reflects no deduction for fees, expenses, or taxes)	0.85%	9.15%	(0.98%)
[1]	From April 4, 2007

07.31 Fidelity International Real Estate Fund AMCI PRO-06 | Fidelity® International Real Estate Fund | Fidelity International Real Estate Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity International Real Estate Fund AMCI PRO-06 | Fidelity® International Real Estate Fund | Fidelity International Real Estate Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity International Real Estate Fund AMCI PRO-06 | Fidelity® International Real Estate Fund | Fidelity International Real Estate Fund-Class C
On Class C shares redeemed less than one year after purchase.